BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries [Table Text Block]
Name of subsidiary	Place of incorporation	Incorporated	Ownership
Starfighters International, Inc. (Florida)	Florida, the United States	December 3, 2018	100%
Starfighters, Inc.	Florida, the United States	November 16, 1995	100%
Starfighters International, Inc. (Texas)	Texas, the United States	March 29, 2024	100%